Liquidity (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Liquidity [Line Items]
Cash balances	$ 2,933,523			$ 3,373,424		$ 698,106		$ 2,306,410	$ 2,469,202
Current assets	8,724,716			10,731,442		6,048,082		6,859,592	7,854,956
Current liabilities	2,650,500			4,002,580		3,363,968		2,083,891	2,929,718
Net loss	(508,113)	$ (399,492)	$ 247,424	(1,031,138)	$ (754,750)	2,390,166	$ 617,725
Loans and borrowings	$ 689,099			$ 835,800		$ 1,266,265		$ 541,787	$ 611,770
Minimum [Member]
Liquidity [Line Items]
Annual interest rates	4.88%			2.75%				4.88%	2.75%
Repayment periods	1 year	1 year		1 year	1 year
Maximum [Member]
Liquidity [Line Items]
Annual interest rates	8.80%			8.80%				8.80%	8.80%
Repayment periods	5 years	5 years		5 years	5 years